Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 26, 2016
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Sep. 26, 2016
Document Effective Date	Sep. 27, 2016
Prospectus Date	Sep. 27, 2016
Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund | Class A
Risk/Return:
Trading Symbol	EACBX
Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund | Class I
Risk/Return:
Trading Symbol	EICBX